Revenue from Contracts with Customers: Construction services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers:
Construction services	$ 2,692,694	$ 3,146,166	$ 3,657,086